PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2014
PRC CONTRIBUTION AND PROFIT APPROPRIATION [Abstract]
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve
	As of December 31,
	2013	2014
	RMB	RMB

General and statutory surplus reserve	58,661	59,079
Education development reserve	22,070	21,698
Total	80,731	80,777